International Sustainability Core 1 Portfolio
International Sustainability Core 1 Portfolio
Investment Objective
The investment objective of the International Sustainability Core 1 Portfolio is long-term capital appreciation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses you may pay if you buy and hold shares of the International Sustainability Core 1 Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	International Sustainability Core 1 Portfolio International Sustainability Core 1 Portfolio Shares USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	International Sustainability Core 1 Portfolio International Sustainability Core 1 Portfolio Shares [1]
Management Fee	0.30%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.35%
[1]	The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.42% to 0.30% effective as of February 28, 2017.

EXAMPLE
This Example is meant to help you compare the cost of investing in the International Sustainability Core 1 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
International Sustainability Core 1 Portfolio | International Sustainability Core 1 Portfolio Shares | USD ($)	36	113	197	443

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
International Sustainability Core 1 Portfolio | International Sustainability Core 1 Portfolio Shares | USD ($)	36	113	197	443

PORTFOLIO TURNOVER
The International Sustainability Core 1 Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the International Sustainability Core 1 Portfolio’s performance. During the most recent fiscal year, the International Sustainability Core 1 Portfolio’s portfolio turnover rate was 10% of the average value of its investment portfolio.
Principal Investment Strategies
The International Sustainability Core 1 Portfolio purchases a broad and diverse group of securities of non-U.S. companies in developed markets with a greater emphasis on small capitalization, value, and high profitability companies as compared to their representation in the International Universe, while adjusting the composition of the Portfolio based on sustainability impact considerations. For purposes of this Portfolio, the Advisor defines the International Universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets that have been authorized as approved markets for investment by the Advisor’s Investment Committee. The Portfolio’s increased exposure to small capitalization, value, and high profitability companies may be achieved by decreasing the allocation of the International Sustainability Core 1 Portfolio’s assets to the largest growth or low profitability companies relative to their weight in the International Universe, which would result in a greater weight allocation to small capitalization, value, and/or high profitability companies. An equity issuer is considered a growth company primarily because it has a high price in relation to its book value. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing growth and value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing growth, value, or profitability are subject to change from time to time.

The International Sustainability Core 1 Portfolio intends to purchase securities of companies associated with developed market countries that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the International Sustainability Core 1 Portfolio will invest at least 80% of its net assets in equity securities. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization. The percentage allocation of the assets of the International Sustainability Core 1 Portfolio to securities of the largest growth companies as defined above will generally be reduced from between 2% and 35% of their percentage weight in the International Universe. As of December 31, 2017, securities of the largest growth companies in the International Universe comprised approximately 13% of the International Universe and the Advisor allocated approximately 11% of the International Sustainability Core 1 Portfolio to securities of the largest growth companies in the International Universe. The percentage by which the Portfolio’s allocation to securities of the largest growth companies is reduced will change due to market movements, sustainability impact considerations and other factors. Additionally, the range by which the Portfolio’s percentage allocation to all securities as compared to the International Universe may be impacted by the Portfolio’s investment strategies with respect to sustainability impact considerations and the Advisor may also adjust the representation in the International Sustainability Core 1 Portfolio of an eligible company, or exclude a company, after considering other factors the Advisor determines to be appropriate, such as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors the Advisor determines to be appropriate, given market conditions.

The International Sustainability Core 1 Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns. The above-referenced investments are not subject to, although they may incorporate, the International Sustainability Core 1 Portfolio’s sustainability impact considerations.

The International Sustainability Core 1 Portfolio may lend its portfolio securities to generate additional income.

The Advisor intends to take into account the impact that companies may have on the environment and other sustainability considerations when making investment decisions for the International Sustainability Core 1 Portfolio. Relative to a portfolio without these considerations, the International Sustainability Core 1 Portfolio intends to exclude or underweight securities of companies that, according to the Portfolio’s sustainability impact considerations, may be less sustainable as compared either to other companies in the Portfolio’s investment universe or other companies with similar business lines. Similarly, relative to a portfolio without sustainability impact considerations, the International Sustainability Core 1 Portfolio intends to overweight securities of companies that, according to the Portfolio’s sustainability impact considerations, may be more sustainable as compared either to other companies in the Portfolio’s investment universe or other companies with similar business lines. In considering sustainability impact and other factors that the Advisor believes may be important to investors, the Advisor may consider carbon and other greenhouse emissions, or potential emissions, land use, cluster munitions manufacturing, biodiversity, involvement in toxic spills or releases, operational waste, water use, tobacco, child labor, and factory farming activities, among other factors. In particular, the Portfolio may exclude companies the Advisor considers to have high carbon or greenhouse gas emissions or reserves that may produce those emissions. The Advisor may engage third party service providers to provide research and/or ratings information relating to the International Sustainability Core 1 Portfolio’s sustainability impact considerations with respect to securities in the portfolio, where information is available from such providers.
Principal Risks
Because the value of your investment in the International Sustainability Core 1 Portfolio will fluctuate, there is the risk that you will lose money. An investment in the International Sustainability Core 1 Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the International Sustainability Core 1 Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The International Sustainability Core 1 Portfolio does not hedge foreign currency risk.

Sustainability Impact Consideration Investment Risk: The International Sustainability Core 1 Portfolio’s sustainability impact considerations may limit the number of investment opportunities available to the Portfolio, and as a result, at times, the Portfolio may underperform funds that are not subject to such sustainability impact considerations. For example, the Portfolio may decline to purchase, or underweight its investment in, certain securities due to sustainability impact considerations when other investment considerations would suggest that a more significant investment in such securities would be advantageous. The Portfolio may also overweight its investment in certain securities due to sustainability impact considerations when other investment considerations would suggest that a lesser investment in such securities would be advantageous. In addition, the Portfolio may sell or retain certain securities due to sustainability impact considerations when it is otherwise disadvantageous to do so. The sustainability impact considerations may also cause the Portfolio’s industry allocation to deviate from that of funds without these considerations and of conventional benchmarks.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the International Sustainability Core 1 Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Sustainability Core 1 Portfolio may lose money and there may be a delay in recovering the loaned securities. The International Sustainability Core 1 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The International Sustainability Core 1 Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.
Performance
The bar chart and table immediately following illustrate the variability of the International Sustainability Core 1 Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the International Sustainability Core 1 Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The International Sustainability Core 1 Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the International Sustainability Core 1 Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
International Sustainability Core 1 Portfolio—Total Returns

January 2009-December  2017
Highest Quarter	Lowest Quarter
28.71% (4/09–6/09)	-20.91% (7/11–9/11)

Annualized Returns (%) Periods ending December 31, 2017
Average Annual Total Returns - International Sustainability Core 1 Portfolio	1 Year	5 Years	Since Inception	Inception Date
International Sustainability Core 1 Portfolio Shares	27.26%	8.51%	3.65%	Mar. 12, 2008
International Sustainability Core 1 Portfolio Shares | Return After Taxes on Distributions	26.53%	7.84%	3.14%	Mar. 12, 2008
International Sustainability Core 1 Portfolio Shares | Return After Taxes on Distributions and Sale of Portfolio Shares	15.98%	6.60%	2.84%	Mar. 12, 2008
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	24.21%	7.46%	2.87%

The implementation and management of the Advisor’s “Sustainability” portfolios, including without limitation, the International Sustainability Core 1 Portfolio, is protected by U.S. Patent Nos. 7,596,525 B1, 7,599,874 B1 and, 8,438,092 B2.